CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	HKD 0	HKD 0	HKD 0
Operating (expenses)/income, net
Selling, general and administrative expenses	(18,946)	(27,812)	(20,022)
Other income	23,874	25,161	23,907
Gain on disposal of property, plant and equipment	545	0	122
Gain on disposal of subsidiary	0	0	29,125
Total operating (expenses)/income, net	5,473	(2,651)	33,132
Income/(loss) from operations	5,473	(2,651)	33,132
Interest income	1,276	1,028	963
Income/(loss) before income tax expense	6,749	(1,623)	34,095
Income tax expense from continuing operations (note 9)	(1,241)	(294)	(3,169)
Net income/(loss) from continuing operations attributable to the Company’s shareholders	5,508	(1,917)	30,926
Discontinued operations (note 3):
Net income from discontinued operations (including gain of HK$540,921 upon the disposal in the year ended December 31, 2016)	717,721	163,204	157,206
Income tax expenses from discontinued operations	(31,187)	(29,952)	(20,311)
Net income from discontinued operations attributable to the Company’s shareholders	686,534	133,252	136,895
Net income attributable to the Company’s shareholders	692,042	131,335	167,821
Other comprehensive income:
Foreign currency translation adjustment	(13,490)	(2,538)	(7,764)
Comprehensive income attributable to the Company’s shareholders	HKD 678,552	HKD 128,797	HKD 160,057
Net income per share (note 10):
Weighted average number of ordinary shares Continuing operations (Basic)	12,938,128	12,938,128	12,938,128
Weighted average number of ordinary shares Discontinued operations (Basic)	12,938,128	12,938,128	12,938,128
Weighted average number of diluted ordinary shares Continuing operations (Diluted)	12,938,128	12,938,128	12,938,128
Weighted average number of diluted ordinary shares Discontinued operations (Diluted)	12,938,128	12,938,128	12,938,128
Basic income (Loss) per share attributable from Continuing operations	HKD 0.44	HKD (0.15)	HKD 2.39
Basic income per share attributable from Discontinued operations	53.06	10.35	10.61
Diluted income (Loss) per share attributable from Continuing operations	0.44	(0.15)	2.39
Diluted income per share attributable from Discontinued operations	HKD 53.06	HKD 10.35	HKD 10.61